Delaware Capital Management, Inc.
                              One Commerce Square
                        Philadelphia, Pennsylvania 19103

                                October 15, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk, Stop 1-4

     Re: Delaware Investments Tax-Exempt Trust, Series 6 (the "Trust")

Ladies/Gentlemen:

     Pursuant to the requirements of Rule 497(j) of the General Rules and Regulations of the Securities Act of 1933, as amended, the form of prospectus which would have been filed pursuant to Rule 497(b) of the General Rules and Regulations of the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 2 to the Registration Statement for the above referenced Trust, the most recent amendment, filed electronically with the Securities and Exchange Commission of October 8, 1998.

                                        Very truly yours,

                                        Delaware Capital Management, Inc.

                                        By: /S/ Michael D. Mabry
                                            --------------------
                                        Assistant Vice President/Assistant
                                             Secretary/Senior Counsel